MFS(R)/Sun Life Series Trust

                           Global Total Return Series

                               Total Return Series

                                  Value Series

                      Supplement to the Current Prospectus

Effective May 1, 2006, the applicable portion of the Portfolio Management section of the Prospectus is hereby revised as follows:

Portfolio Management

Information regarding the portfolio managers of each series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the series' SAI. The portfolio managers are primarily or jointly responsible for the day-to-day management of the series.

Global Total Return Series

Portfolio Managers                  Primary Role            Since     Title and Five Year History
Nevin P. Chitkara                     Equities               May      Vice   President   of   MFS;   employed   in  the
                                  Portfolio Manager         2006      investment management area of MFS since 1997.

Steven R. Gorham                      Equities              2000      Senior  Vice  President  of MFS;  employed in the
                                  Portfolio Manager                   investment management area of MFS since 1992.

Matthew W. Ryan                    Debt Securities          2002      Senior  Vice  President  of MFS;  employed in the
                                  Portfolio Manager                   investment management area of MFS since 1997.

Erik S. Weisman                    Debt Securities          2005      Vice   President   of   MFS;   employed   in  the
                                  Portfolio Manager                   investment  management  area of MFS  since  2002;
                                                                      Assistant  to the U.S. Executive Director
                                                                      for the International Money Fund prior to 2002.

Barnaby Wiener                        Equities              2003      Senior  Vice  President  of MFS;  employed in the
                                  Portfolio Manager                   investment management area of MFS since 1998.

Total Return Series

Portfolio Manager                    Primary Role           Since    Title and Five Year History
Nevin P. Chitkara                     Large-Cap              May     Vice President of MFS;  employed in the investment
                                    Value Equities          2006     management area of MFS since 1997.
                                  Portfolio Manager

William P. Douglas                 Mortgage Backed          2004     Vice President of MFS;  employed in the investment
                                   Debt Securities                   management  area of MFS since 2004. Vice President
                                  Portfolio Manager                  and  Senior   Mortgage   Analyst   at   Wellington
                                                                     Management Company, LLP from 1994 to 2004.

Kenneth J. Enright             Multi-Cap Value Equities     1999     Senior  Vice  President  of MFS;  employed  in the
                                  Portfolio Manager                  investment management area of MFS since 1986.

Steven R. Gorham               Large-Cap Value Equities     2002     Senior  Vice  President  of MFS;  employed  in the
                                  Portfolio Manager                  investment management area of MFS since 1992.

Richard O. Hawkins                 Debt Securities          2005     Senior  Vice  President  of MFS;  employed  in the
                                  Portfolio Manager                  investment management area of MFS since 1988.

Alan T. Langsner               Multi-Cap Value Equities     2004     Vice President of MFS;  employed in the investment
                                  Portfolio Manager                  management area of MFS since 1999.

Michael W. Roberge                 Debt Securities          2002     Executive Vice  President of MFS;  employed in the
                                  Portfolio Manager                  investment management area of MFS since 1996.

Brooks A. Taylor                 Lead/Large-Cap Value       2004     Senior  Vice  President  of MFS;  employed  in the
                              Equities Portfolio Manager             investment management area of MFS since 1996.


Value Series

Portfolio Managers                  Primary Role            Since     Title and Five Year History
Nevin P. Chitkara                 Portfolio Manager          May      Vice   President   of   MFS;   employed   in  the
                                                            2006      investment management area of MFS since 1997.
Steven R. Gorham                  Portfolio Manager         2002      Senior  Vice  President  of MFS;  employed in the
                                                                      investment management area of MFS since 1992.

                 The date of this Supplement is March 28, 2006.